Inventories	12 Months Ended
Jun. 30, 2020
Inventory Disclosure [Abstract]
INVENTORIES
8.	INVENTORIES

Inventories consisted of the following:

	June 30, 2020	June 30, 2019

Merchant products	$968,642	$-
Raw materials	18,542	90,604
Packaging and other supplies	376,394	11,320
Other products	40,004	12,609
	1,403,582	114,533
Less: inventory write-down	-	-
	$1,403,582	$114,533